Other taxes payable	12 Months Ended
Dec. 31, 2020
Other taxes payable
Other taxes payable

10.    Other taxes payable

The following is a summary of other taxes payable as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Withholding individual income taxes for employees	9,727	10,232
VAT payables	12,105	12,134
Others	662	626
Total	22,494	22,992